Supplemental Balance Sheet Information - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued consulting	$ 162,001	$ 115,405	$ 65,017
Accrued legal and professional fees	82,802	383,286	1,434,874
Accrued research and development	378,775	83,491	180,716
Accrued interest	499	1,673	5,123
Accrued other	3,322	49,079	38,411
Total accrued expenses and other current liabilities	$ 627,399	$ 632,934	$ 1,724,141